22. Condensed Financial Information (Parent Company Only) (Details 1) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Expense
Interest on junior subordinated debentures									$ 402,011	$ 409,938
Income tax benefit									1,341,564	1,131,087
Net income	1,391,768	1,377,189	1,284,386	1,071,565	1,451,600	1,354,933	1,238,344	1,041,778	5,124,908	5,086,655
Parent Company [Member]
Income
Bank subsidiary distributions									2,772,000	2,485,000
Dividends on Capital Trust									12,072	12,310
Total income									2,784,072	2,497,310
Expense
Interest on junior subordinated debentures									402,011	409,938
Administrative and other									298,157	295,191
Total expense									700,168	705,129
Income before applicable income tax benefit and equity in undistributed net income of subsidiary									2,083,904	1,792,181
Income tax benefit									233,952	235,559
Income before equity in undistributed net income of subsidiary									2,317,856	2,027,740
Equity in undistributed net income of subsidiary									2,807,052	3,058,915
Net income									$ 5,124,908	$ 5,086,655